Commitments and Contingencies - Additional Information (Detail) - USD ($)	May 04, 2020	Sep. 30, 2020	Jun. 30, 2020
Class of Stock [Line Items]
Underwriting agreement, option period	45 days
Underwriting discount (in usd per share)	$ 0.20
Underwriting discount paid	$ 6,900,000
Deferred underwriting discount (in usd per share)	0.35
Deferred underwriting commissions	$ 12,100,000	$ 12,075,000	$ 12,075,000
Over-Allotment Option
Class of Stock [Line Items]
Stock issued during period, new issues (in shares)	4,500,000